SHARE CAPITAL (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHARE CAPITAL
Warrants, outstanding, beginning	84,639,987	50,347,237
Warrants Issued	57,046,753	52,589,759
Warrants expired		(18,297,009)
Warrants, outstanding, ending	141,686,740	84,639,987
Weighted average exercise price, outstanding, beginning	$ 0.27	$ 0.35
Weighted average exercise price, issued	0.20	0.21
Weighted average exercise price, expired		0.31
Weighted average exercise price, outstanding, ending	$ 0.24	$ 0.27